Schedule of Unused Lines of Committed Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Unused lines of credit	$ 763.2	$ 831.4
Within one year
Line of Credit Facility [Line Items]
Unused lines of credit		58.4
Later than one year and not later than two years
Line of Credit Facility [Line Items]
Unused lines of credit		8.0
Later than two years and not later than three years
Line of Credit Facility [Line Items]
Unused lines of credit	96.7	35.0
Later than three years and not later than five years
Line of Credit Facility [Line Items]
Unused lines of credit	$ 666.5	$ 730.0